TRADE RECEIVABLES - Additional Information (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of TRADE RECEIVABLES [Line Items]
Allowance of doubtful accounts on trade receivables	¥ 771,331,000	¥ 645,777,000
Expected credit loss rate	16.00%	15.00%
Five Largest Customers [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit loss rate	47.00%	45.00%